Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Fair Value Measurements

3.Fair Value Measurements

FASB ASC Topic 820, “Fair Value Measurements”, defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

FASB ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. FASB ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

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Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company holds. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2—Valuation based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company has adopted FASB ASC Topic 820 since January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). FASB ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Company has not adopted FASB ASC Topic 820 for nonfinancial assets and nonfinancial liabilities, as these items are not recognized at fair value on a recurring basis.

Disclosures of fair value information about financial instruments (whether or not recognized in the balance sheets), for which it is practicable to estimate that value, are required each reporting periods in addition to any financial instruments carried at fair value on a recurring basis as prescribed by FASB ASC Topic 825, “Financial Instruments”. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.

Fair value measured on a recurring basis

The Company does not have any assets measured at fair value on a recurring basis as of December 31, 2014.

The Company’s assets measured at fair value on a recurring basis as of December 31, 2013 only consisted of available-for-sale securities. The available-for-sale securities represent the Company’s investments in an investment management plan managed by a PRC fund house (the “Investment Management Plan”), which is a structured finance product that securitizes a diversified pool of underlying assets and liabilities for risk management purpose. There are two classes of holders in the Investment Management Plan, Class A and Class B, which are representing preferred class and common class, respectively. Class A holders enjoy the higher of capital gain and guaranteed earnings of 7% on their accumulated contribution to the Investment Management Plan at the settlement date (the “Class A’s Earnings”), and Class B holders will share the gain or loss after the distribution of the Class A’s Earnings at the settlement date (i.e., at the date of contractual maturity). The Company is the sole Class B holder of the Investment Management Plan.

The Investment Management Plan itself does not have a quoted market rate. The fair value of the Investment Management Plan was determined by estimating the fair value of its underlying net assets and liabilities, including cash and cash equivalents, investment in equity securities, investment in debt securities, other receivable and other payable. The carrying amounts of cash and cash equivalents, other receivable and other payable under the Investment Management Plan are reasonable approximates of their fair value due to the short-term maturities of these instruments and market rates of interests. Investment in equity securities under the Investment Management Plan include equity securities that are traded in an active exchange market (Level 1). The investment in debt securities under the Investment Management Plan are debt securities with their prices are not quoted in active markets or other inputs that are observable or can be corroborated by observable market data (Level 2). Their fair value were measured based on discounted cash flow methodologies that required the use of significant other observable inputs, including the coupon rates and interest rates in the market.

The following table summarized the fair value hierarchy for the underlying assets and liabilities held by Investment Management Plan as of December 31, 2013:

		Fair value measurements as of December 31, 2013 using			Fair value of
Underlying assets and liabilities held by the Investment Management Plan as of December 31, 2013—	Face value as of December 31, 2013	Quoted price in active markets for identified assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	the Investment Management Plan as of December 31, 2013
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Cash and cash equivalents	11,426,863	—	—	—	11,426,863
Investment in equity securities	—	11,264,730	—	—	11,264,730
Investment in debt securities	—	—	67,100,000	—	67,100,000
Other receivable	1,525,236	—	—	—	1,525,236
Other payable	(1,164,453)	—	—	—	(1,164,453)
	11,787,646	11,264,730	67,100,000	—	90,152,376

As of December 31, 2013, the fair value of the Investment Management Plan attributable to Class A holders (investors other than the Company) and sole Class B holder (the Company’s available-for-sale securities) were RMB73,368,507 and RMB16,783,869 (note 4), respectively.

Long-term borrowings from financial institutions and bonds payable are the financial instruments whose value is determined using discounted cash flow methodologies (Level 3). Their carrying amounts are reasonable approximates of their fair value at the end of the reporting period.

Liabilities measured or disclosed at fair value as of December 31, 2013, and 2014 are stated below:

	As of December 31, 2014
Liabilities:	Quoted price in active markets for identified assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(RMB)	(RMB)	(RMB)	(RMB)

Long-term borrowings	—	—	84,000,000	84,000,000
	—	—	84,000,000	84,000,000

	As of December 31, 2013
Liabilities:	Quoted price in active markets for identified assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(RMB)	(RMB)	(RMB)	(RMB)

Long-term borrowings	—	—	48,000,000	48,000,000
Bonds payable	—	—	500,000,000	500,000,000
	—	—	548,000,000	548,000,000

Fair value measured on a non-recurring basis

The Company reviews long-lived assets for impairment annually or more frequently if events or changes in circumstances indicate the possibility of impairment. For the continuing operations, long-lived assets are measured at fair value on a nonrecurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. For discontinued operations, long-lived assets are measured at the lower of carrying amount or fair value less cost to sell. The fair value of these assets were determined using models with significant unobservable inputs which were classified as Level 3 inputs, primarily the discounted future cash flow